Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Series Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	bsfi_SupplementTextBlock

BLACKROCK SERIES FUND, INC.

BlackRock U.S. Government Bond Portfolio

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock U.S. Government Bond V.I. Fund

(each, a "Fund" and collectively, the "Funds")

Supplement dated August 12, 2013

to the Prospectuses of each Fund, each dated May 1, 2013

Effective immediately, the following changes are made to the Funds' Prospectuses:

The fourth paragraph in the section of the Prospectus entitled "Fund Overview — Principal Investment Strategies of the Fund" is amended to add the following:

Non-dollar denominated bonds purchased by the Fund are, at the time of purchase, rated in the four highest rating categories by at least one major rating agency (Baa or better by Moody's Investor Service, Inc. ("Moody's") or BBB or better by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch")) or are determined by the Fund management team to be of similar quality. Securities rated in any of the four highest rating categories are known as "investment grade" securities.

BlackRock Series Fund, Inc. | BlackRock U.S.Government Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bsfi_SupplementTextBlock

BLACKROCK SERIES FUND, INC.

BlackRock U.S. Government Bond Portfolio

Supplement dated August 12, 2013

to the Prospectuses of each Fund, each dated May 1, 2013

Effective immediately, the following changes are made to the Funds' Prospectuses:

The fourth paragraph in the section of the Prospectus entitled "Fund Overview — Principal Investment Strategies of the Fund" is amended to add the following:

Non-dollar denominated bonds purchased by the Fund are, at the time of purchase, rated in the four highest rating categories by at least one major rating agency (Baa or better by Moody's Investor Service, Inc. ("Moody's") or BBB or better by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch")) or are determined by the Fund management team to be of similar quality. Securities rated in any of the four highest rating categories are known as "investment grade" securities.

BlackRock Variable Series Funds, Inc. | BlackRock U.S.Government Bond V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bsfi_SupplementTextBlock

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock U.S. Government Bond V.I. Fund

Supplement dated August 12, 2013

to the Prospectuses of each Fund, each dated May 1, 2013

Effective immediately, the following changes are made to the Funds' Prospectuses:

The fourth paragraph in the section of the Prospectus entitled "Fund Overview — Principal Investment Strategies of the Fund" is amended to add the following:

Non-dollar denominated bonds purchased by the Fund are, at the time of purchase, rated in the four highest rating categories by at least one major rating agency (Baa or better by Moody's Investor Service, Inc. ("Moody's") or BBB or better by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch")) or are determined by the Fund management team to be of similar quality. Securities rated in any of the four highest rating categories are known as "investment grade" securities.